Employee Benefit Plans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net pension cost
Service cost - benefits earned during the year	$ 1,343	$ 1,179	$ 1,325
Interest costs on projected benefit obligations	1,009	956	838
Expected return on plan assets	(1,127)	(1,057)	(957)
Expected administrative expenses	88	70	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	11	0	66
Net periodic pension expense	$ 1,403	$ 1,227	$ 1,391